Leases (Weighted Average Remaining Lease Term and Weighted Discounted Rate for Finance and Operating Leases) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Disclosure [Line Items]
Weighted average remaining lease term - finance leases	4 years	5 years
Weighted average remaining lease term - operating leases	29 years	27 years
Weighted average discount rate - finance leases	5.77%	2.77%
Weighted average discount rate - operating leases	3.91%	3.96%
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Weighted average remaining lease term - finance leases	6 years	6 years
Weighted average remaining lease term - operating leases	30 years	25 years
Weighted average discount rate - finance leases	6.12%	2.27%
Weighted average discount rate - operating leases	3.90%	4.00%